Balance Sheets (USD $) In Millions	Sep. 30, 2011	Dec. 31, 2010
Current assets
Cash and cash equivalents (Note 4)	$ 17,624	$ 17,633
Marketable securities (Note 5)	11,546	15,612
Accounts receivable, net	11,200	10,572
Inventories (Note 6)	14,636	11,834
Deferred income taxes (Note 3)	413	534
Recoverable taxes (Note 7)	6,685	5,260
Advances to suppliers	627	786
Other current assets	2,068	1,632
Total current assets	64,799	63,863
Property, plant and equipment, net (Note 8)	220,306	218,567
Investments in non-consolidated companies and other investments	5,266	6,312
Non-current assets
Accounts receivable, net	2,871	2,905
Advances to suppliers	3,007	3,077
Petroleum and alcohol account - receivable from Federal Government (Note 9)	448	493
Marketable securities (Note 5)	2,924	3,099
Restricted deposits for legal proceedings and guarantees (Note 15 (a))	1,573	1,674
Recoverable taxes (Note 7)	5,067	6,407
Goodwill	182	192
Prepaid expenses	965	516
Other assets	1,548	1,578
Total non-current assets	18,585	19,941
Total assets	308,956	308,683
Current liabilities
Trade accounts payable	11,513	10,468
Current debt (Note 10)	10,257	8,960
Current portion of capital lease obligations (Note 12)	76	105
Income taxes payable	1,265	898
Taxes payable, other than income taxes	4,771	5,135
Payroll and related charges	2,362	2,617
Dividends and interest on capital payable (Note 14)	1,407	2,158
Employees' postretirement benefits obligation - Pension and Health Care (Note 13)	726	782
Other payables and accruals	3,454	2,429
Total current liabilities	35,831	33,552
Long-term liabilities
Long-term debt (Note 10)	67,528	60,471
Capital lease obligations (Note 12)	85	117
Employees' postretirement benefits obligation - Pension and Health Care (Note 13)	13,035	13,740
Deferred income taxes (Note 3)	12,982	12,704
Provision for abandonment	2,854	3,194
Contingencies (Note 15 (a))	673	760
Other liabilities	504	748
Total long-term liabilities	97,661	91,734
Shareholders' equity - Shares authorized and issued (Note 14 (a))
Preferred share - 2011 and 2010 - 5,602,042,788 shares	45,846	45,840
Common share - 2011 and 2010 - 7,442,454,142 shares	63,914	63,906
Additional paid in capital	(24)	(86)
Retained earnings
Appropriated	54,212	47,147
Unappropriated	19,030	13,758
Accumulated other comprehensive income
Cumulative translation adjustments	(6,437)	13,539
Postretirement benefit reserves adjustments net of tax ((US$1,260) and (US$1,401) for September 30, 2011 and December 31, 2010, respectively) - Pension cost and Health Care (Note 13)	(2,446)	(2,719)
Unrealized gains on available-for-sale securities, net of tax	96	124
Unrecognized loss on cash flow hedge, net of tax	(27)	(15)
Petrobras Shareholders Equity	174,164	181,494
Noncontrolling interest	1,300	1,903
Total shareholders' equity	175,464	183,397
Total liabilities and shareholders equity	$ 308,956	$ 308,683